UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:  USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               CHRISTOPHER P. LAIA
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   MARCH 31

Date of Reporting Period:  DECEMBER 31, 2010

ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MUTUAL FUNDS TRUST - 3RD QUARTER REPORT - PERIOD ENDED DECEMBER 31, 2010




[LOGO OF USAA]
   USAA(R)

PORTFOLIO OF INVESTMENTS
3RD QUARTER
USAA NEW YORK BOND FUND
DECEMBER 31, 2010

                                                                      (Form N-Q)

48466-0211                                   (C)2011, USAA. All rights reserved.

================================================================================

PORTFOLIO OF INVESTMENTS

December 31, 2010 (unaudited)

CATEGORIES AND DEFINITIONS

FIXED-RATE INSTRUMENTS - consist of municipal bonds, notes, and commercial paper. The interest rate is constant to maturity. Prior to maturity, the market price of a fixed-rate instrument generally varies inversely to the movement of interest rates.

CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

(INS)    Principal and interest payments are insured by one of the following:
         ACA Financial Guaranty Corp., AMBAC Assurance Corp., Assured Guaranty Corp., Assured Guaranty Municipal Corp., CIFG Assurance, N.A., Federal Housing Administration, National Public Finance Guarantee Corp., Radian Asset Assurance, Inc., or XL Capital Assurance. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.
(LOC) Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.
(NBGA) Principal and interest payments or, under certain circumstances, underlying mortgages are guaranteed by a nonbank guarantee agreement from the State of New York Mortgage Agency.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

ETM      Escrowed to final maturity
IDA      Industrial Development Authority/Agency
IDC      Industrial Development Corp.
MTA      Metropolitan Transportation Authority

================================================================================

1  | USAA New York Bond Fund

================================================================================

PORTFOLIO OF INVESTMENTS

USAA NEW YORK BOND FUND
December 31, 2010 (unaudited)

PRINCIPAL                                                                                   MARKET
AMOUNT                                                          COUPON         FINAL         VALUE
(000)        SECURITY                                            RATE        MATURITY        (000)
--------------------------------------------------------------------------------------------------
             FIXED-RATE INSTRUMENTS (98.6%)

             NEW YORK (95.5%)
  $ 1,000    Albany IDA                                          6.00%       7/01/2019    $    844
      500    Albany IDA                                          5.00        7/01/2031         458
    1,000    Albany IDA                                          5.25       11/15/2032         899
    1,000    Albany IDA                                          5.25       11/15/2032         899
    1,725    Albany IDA                                          5.00        4/01/2037       1,337
      445    Albany Parking Auth.                                5.63        7/15/2020         452
    1,000    Canton Capital Resource Corp. (INS)                 5.00        5/01/2040         931
      750    Cattaraugus County IDA                              5.10        5/01/2031         675
      940    Clarence IDA                                        6.00        1/20/2044         955
    2,000    Dormitory Auth. (ETM)                               5.30        2/15/2019       2,271
    1,000    Dormitory Auth. (INS)                               5.25        7/01/2020       1,007
      500    Dormitory Auth. (INS)                               5.00        7/01/2021         501
    1,140    Dormitory Auth. (INS)                               5.00        7/01/2021       1,098
    1,655    Dormitory Auth. (INS)                               5.13        9/01/2023       1,618
    1,000    Dormitory Auth.                                     5.00        7/01/2024       1,035
    1,500    Dormitory Auth. (NBGA)                              5.00        7/01/2024       1,537
    2,500    Dormitory Auth. (INS)                               5.50        7/01/2024       2,504
    1,000    Dormitory Auth.                                     5.00        7/01/2025       1,016
    3,500    Dormitory Auth. (INS)                               5.00        7/01/2025       3,566
    1,875    Dormitory Auth. (INS)                               4.50        8/15/2025       1,809
    1,000    Dormitory Auth. (INS)                               5.00        8/15/2025       1,021
    2,000    Dormitory Auth.                                     5.00        7/01/2026       1,938
    2,000    Dormitory Auth.                                     5.00        7/01/2026       1,938
    1,000    Dormitory Auth.                                     5.00        7/01/2027       1,013
    2,000    Dormitory Auth.                                     5.00        2/15/2030       1,997
      500    Dormitory Auth. (INS)                               5.00        7/01/2030         494
    1,000    Dormitory Auth. (INS)                               5.00        8/01/2031         958
    3,000    Dormitory Auth.                                     4.90        8/15/2031       2,718
    1,000    Dormitory Auth.                                     5.00        1/15/2032         972
    2,000    Dormitory Auth.                                     4.25        7/01/2032       1,730
    2,500    Dormitory Auth. (NBGA)                              5.00        6/01/2033       2,498
    2,500    Dormitory Auth. (INS)                               5.00        7/01/2033       2,495
    2,000    Dormitory Auth.                                     5.25        7/01/2033       1,973
    1,300    Dormitory Auth.                                     5.75        7/01/2033       1,352
    2,000    Dormitory Auth.                                     5.00        2/15/2034       2,003
    1,200    Dormitory Auth. (INS)                               5.00        7/01/2034       1,165
    3,000    Dormitory Auth. (INS)                               4.70        2/15/2035       2,727
    3,000    Dormitory Auth.                                     5.00        7/01/2035       2,917
    1,000    Dormitory Auth.                                     5.25        7/01/2035         942
    1,000    Dormitory Auth.                                     5.00        7/01/2036         894
    2,000    Dormitory Auth. (INS)                               5.00        8/15/2036       1,911
    2,000    Dormitory Auth. (INS)                               4.75        2/15/2037       1,793
    2,000    Dormitory Auth.                                     5.00        5/01/2037       1,828
      250    Dormitory Auth.                                     5.30        7/01/2037         224
    2,000    Dormitory Auth.                                     5.00        7/01/2038       2,002
      500    Dormitory Auth.                                     5.50        3/01/2039         509
    1,000    Dormitory Auth.                                     5.50        7/01/2040       1,009
    3,000    Dutchess County IDA                                 4.50        8/01/2036       2,490
    1,250    Dutchess County Local Dev. Corp.                    5.75        7/01/2040       1,222
        5    Environmental Facilities Corp.                      7.50        3/15/2011           5

================================================================================

2  | USAA New York Bond Fund

================================================================================

PRINCIPAL                                                                                   MARKET
AMOUNT                                                          COUPON         FINAL         VALUE
(000)        SECURITY                                            RATE        MATURITY        (000)
--------------------------------------------------------------------------------------------------
  $ 2,000    Environmental Facilities Corp.                      5.00%       6/15/2023    $  2,029
    1,000    Environmental Facilities Corp.                      5.00        6/15/2025       1,043
    1,000    Environmental Facilities Corp.                      4.50        6/15/2036         942
    2,000    Environmental Facilities Corp.                      4.88        9/01/2040       1,786
      200    Grand Central District Management Association,
                Inc.                                             5.00        1/01/2022         210
      120    Housing Finance Agency (INS)                        6.13       11/01/2020         120
    1,250    Hudson Yards Infrastructure Corp. (INS)             4.50        2/15/2047       1,026
    3,000    Long Island Power Auth. (INS)                       5.00        9/01/2034       2,833
    1,000    Long Island Power Auth.                             5.00        9/01/2035         943
    3,220    Monroe County IDA                                   5.20       12/20/2039       3,094
    2,100    Monroe County IDC (INS)                             5.50        8/15/2040       2,158
    1,000    Mortgage Agency                                     5.35       10/01/2033       1,005
    2,200    MTA (INS)                                           5.00        7/01/2025       2,203
    3,000    MTA (INS)                                           4.75       11/15/2028       2,890
    2,000    New York City                                       5.25        8/15/2023       2,141
    2,315    New York City                                       5.00        8/01/2026       2,335
    1,000    New York City Health and Hospital Corp. (INS)       5.25        2/15/2022       1,028
    1,885    New York City Health and Hospital Corp.             5.00        2/15/2025       1,889
    1,600    New York City Housing Dev. Corp. (INS)              5.00        7/01/2025       1,625
    1,000    New York City Housing Dev. Corp.                    5.00       11/01/2042         942
    1,875    New York City IDA                                   5.80        8/01/2016       1,879
    1,000    New York City IDA (INS)                             5.13        9/01/2021       1,014
    1,000    New York City IDA (INS)                             5.00       10/01/2023         806
    4,000    New York City IDA (INS)                             4.50        6/01/2035       3,272
    1,000    New York City IDA                                   5.00        9/01/2035         836
    1,000    New York City IDA (INS)                             5.25       11/01/2037         928
   17,090    New York City Municipal Water Finance Auth.         5.12(a)     6/15/2020      11,990
    2,000    New York City Municipal Water Finance Auth.         4.50        6/15/2037       1,847
    2,000    New York City Municipal Water Finance Auth.         5.00        6/15/2039       1,998
    4,000    New York City Transitional Finance Auth.            5.00        1/15/2034       4,001
    1,000    New York City Transitional Finance Auth.            5.13        1/15/2034       1,009
    2,000    New York City Trust for Cultural Resources          5.00       12/01/2039       1,917
    1,000    Niagara Falls City School District (INS)            5.00        6/15/2028         950
    1,500    Onondaga Civic Dev. Corp.                           5.38        7/01/2040       1,458
      675    Saratoga County IDA                                 5.25       12/01/2032         623
    2,000    Saratoga County Water Auth.                         5.00        9/01/2048       1,953
    1,000    Seneca County IDA                                   5.00       10/01/2027         933
    1,000    Seneca Nation Indians Capital Improvements
                Auth. (b)                                        5.00       12/01/2023         795
    1,000    State                                               5.00        2/15/2039       1,004
    2,600    Suffolk County IDA                                  5.00       11/01/2028       2,325
    1,000    Suffolk County IDA (INS)                            5.00        6/01/2036         700
    1,130    Suffolk Tobacco Asset Securitization Corp.          5.38        6/01/2028         955
    1,000    Thruway Auth. (INS)                                 5.00        3/15/2024       1,044
    1,000    Thruway Auth.                                       5.00        4/01/2028       1,014
    2,000    Tobacco Settlement Financing Corp.                  5.50        6/01/2019       2,157
    1,500    Town of Hempstead IDA                               4.50        7/01/2036       1,314
    3,675    Triborough Bridge and Tunnel Auth.                  5.00       11/15/2029       3,772
    3,000    Triborough Bridge and Tunnel Auth.                  5.00       11/15/2031       3,018
      150    Triborough Bridge and Tunnel Auth.                  5.00        1/01/2032         150
    2,000    Troy Capital Resource Corp.                         5.00        9/01/2030       1,944
    3,260    Ulster County IDA (LOC - Manufacturers &
                Traders Trust Co.)                               5.65       11/15/2024       3,278
    1,000    Upper Mohawk Valley Regional Water Finance
                Auth. (INS)                                      4.25        4/01/2036         849
    1,685    Urban Dev. Corp.                                    5.00        1/01/2029       1,683
    2,000    Urban Dev. Corp.                                    5.00        3/15/2036       2,001
    1,000    Warren and Washington Counties IDA (INS)            5.00       12/01/2027       1,000
    1,000    Westchester County Health Care Corp.                6.00       11/01/2030         994
                                                                                          --------
                                                                                           171,803
                                                                                          --------
             PUERTO RICO (2.2%)
    1,000    Electric Power Auth.                                5.25        7/01/2028         990

================================================================================

3  | USAA New York Bond Fund

================================================================================

PRINCIPAL                                                                                   MARKET
AMOUNT                                                          COUPON         FINAL         VALUE
(000)        SECURITY                                            RATE        MATURITY        (000)
--------------------------------------------------------------------------------------------------
  $ 3,000    Sales Tax Financing Corp.                           5.50%       8/01/2040    $  2,944
                                                                                          --------
                                                                                             3,934
                                                                                          --------
             U.S. VIRGIN ISLANDS (0.9%)
      750    Water and Power Auth.                               5.00        7/01/2018         812
    1,000    Water and Power Auth.                               5.00        7/01/2031         918
                                                                                          --------
                                                                                             1,730
                                                                                          --------
             Total Fixed-Rate Instruments (cost: $182,309)                                 177,467
                                                                                          --------

             TOTAL INVESTMENTS (COST: $182,309)                                           $177,467
                                                                                          ========

($ IN 000s)                                    VALUATION HIERARCHY
                                               -------------------
                                   (LEVEL 1)
                                 QUOTED PRICES      (LEVEL 2)
                                   IN ACTIVE          OTHER         (LEVEL 3)
                                    MARKETS        SIGNIFICANT     SIGNIFICANT
                                 FOR IDENTICAL     OBSERVABLE      UNOBSERVABLE
ASSETS                              ASSETS           INPUTS           INPUTS              TOTAL
-----------------------------------------------------------------------------------------------
  FIXED-RATE INSTRUMENTS         $           -     $   177,467     $          -     $   177,467
-----------------------------------------------------------------------------------------------
Total                            $           -     $   177,467     $          -     $   177,467
-----------------------------------------------------------------------------------------------

For the period ended December 31, 2010, there were no significant transfers of securities between levels. The Fund's policy is to recognize transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

                                                   Portfolio of Investments |  4

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

December 31, 2010 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company organized as a Delaware statutory trust consisting of 48 separate funds. The information presented in this quarterly report pertains only to the USAA New York Bond Fund (the Fund), which is classified as diversified under the 1940 Act.

A. SECURITY VALUATION - The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Trust's Board of Trustees. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of tax-exempt securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

2. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

3. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by USAA Investment Management Company (the Manager), an affiliate of the Fund, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's net asset value (NAV) to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

================================================================================

5  | USAA New York Bond Fund

================================================================================

B. FAIR VALUE MEASUREMENTS - Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 - inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices. Level 2 securities include fixed-rate instruments which are valued based on methods discussed in Note A1.

Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS - Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested.

D. As of December 31, 2010, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of December 31, 2010, were $2,873,000 and $7,715,000, respectively, resulting in net unrealized depreciation of $4,842,000.

E. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $179,952,000 at December 31, 2010, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

SPECIFIC NOTES

(a) Zero-coupon security. Rate represents the effective yield at the date of purchase.
(b) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Trust's Board of Trustees, unless otherwise noted as illiquid.

================================================================================

                                          Notes to Portfolio of Investments |  6




ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.







                                  SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended December 31, 2010

By:*     /s/ Christopher P. Laia
         --------------------------------------------------------------
         Signature and Title:  Christopher P. Laia, Secretary

Date:     02/25/2011
         -------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ Christopher W. Claus
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:     02/25/2011
         ------------------------------


By:*     /s/ Roberto Galindo, Jr.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:     02/25/2011
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.